Borrowings - Schedule of lease obligations (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	£ 1,010	£ 916
Less: finance charges allocated to future periods	(231)	(202)
Lease liabilities	779	714
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	133	118
Lease liabilities	114	96
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	370	318
Lease liabilities	300	269
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	507	480
Lease liabilities	£ 365	£ 349